Nature of the Business and Basis of Presentation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions					12 Months Ended
	Aug. 11, 2021	Aug. 10, 2021	Apr. 13, 2021	Sep. 08, 2020	Dec. 31, 2021
Underwriting commissions				$ 5.8
Initial Public Offering [Member]
Gross proceeds					$ 166.8
Purchase of shares (in Shares)				16,675,000
Unit price (in Dollars per share)				$ 10.00
Public Share [Member]
Number of units issued in transaction (in Shares)				2,175,000
Private Placement [Member]
Gross proceeds					$ 5.3
Number of units issued in transaction (in Shares)	18,610,000				533,500
Gross proceeds	$ 186.1
Unit price (in Dollars per share)					$ 10.00
BCTG Acquisition Corp [Member]
Gross proceeds		$ 167.1
Transaction costs and redemptions	26.9
Gross proceeds	$ 326.3
Merger Agreement [Member]
Business acquisition, percentage of voting interest			100.00%
Business combination, consideration transferred, equity securities			$ 550.0
Number of units issued in transaction (in Shares)		55,000,000
Common Stock [Member]
Offering costs				$ 9.6